Organization - Schedule of Financial Information as Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Entities [Member]
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	$ 1,500	$ 247
Accounts receivable, net	5,961	2,145
Prepaid expenses and other current assets, net	1,536	2,009
Inventories, net	2,060	3,556
Total current assets	11,057	7,957
Non-current assets:
Property and equipment, net	461	528
Right of use asset	1,273	1,960
Deferred tax assets	97	44
Total non-current assets	1,831	2,532
Total assets	12,888	10,489
Current liabilities:
Accounts payable	3,386	97
Accrued expenses and other payables	227	642
Lease liabilities – current	670	632
Amount due to related parties		743
Income tax payable	54	216
Total current liabilities	4,337	2,330
Non-current liabilities:
Deferred tax liabilities	1,449	1,312
Lease liabilities – non-current	642	1,351
Total non-current liabilities	2,091	2,663
Total liabilities	$ 6,428	$ 4,993
HHE [Member]
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents			$ 1,117
Prepaid expenses and other current assets, net			31
Inventories, net			973
Total current assets			2,121
Intangible assets, net			3,949
Goodwill			12,208
Contract assets
Non-current assets:
Property and equipment, net			45
Total non-current assets			16,202
Total assets			18,323
Current liabilities:
Accounts payable			1,755
Accrued expenses and other payables			218
Contract liabilities - current			6,567
Amount due to related parties
Short-term borrowings			851
Total current liabilities			9,391
Long-term borrowings			472
Non-current liabilities:
Deferred tax liabilities			1,143
Total non-current liabilities			1,615
Total liabilities			$ 11,006